UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number     811-3835

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2005

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/05 is included with this Form.

■ Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Bradley Brooks, CFA

Portfolio Manager

Objective:

Long-term growth of capital

Inception Date:

November 15, 1983

Net Assets at

June 30, 2005:

$326,274,990

Portfolio Composition at June 30, 2005:

(Percentage of Total Net Assets)

Top Ten Holdings  (As of 6/30/05)

Company	Percentage of Total Net Assets
Itron, Inc.	1.46%
Advisory Board Co. (The)	1.36%
Toll Brothers, Inc.	1.36%
Legg Mason, Inc.	1.33%
Southwestern Energy Co.	1.32%
KB Home	1.32%
Advance Auto Parts, Inc.	1.31%
Anteon International Corp.	1.30%
American Eagle Outfitters, Inc.	1.29%
EOG Resources, Inc.	1.28%

Sector Weightings vs. Index  (As of 6/30/05)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 11/15/1983
Value Line Centurion Fund	1.04%	8.66%	5.11%	–5.86%	7.25%	10.11%
S&P 500 Index	–.81%	6.32%	8.28%	–2.38%	9.94%	12.40%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

VALUE LINE CENTURION FUND, INC.	1

■ Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,010.40	$4.79	0.96%
Hypothetical (5% return before expenses)	$1,000	$1,020.03	$4.81	0.96%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	VALUE LINE CENTURION FUND, INC.

■	Value Line Centurion Fund, Inc.

Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 97.3%
Shares		Value

Auto & Truck — 1.0%
42,900	Oshkosh Truck Corp.	$3,358,212

Biotechnology — 3.8%
55,200	Amgen, Inc.*	3,337,392
28,000	Genentech, Inc.*	2,247,840
47,500	Invitrogen Corp.*	3,956,275
63,000	Techne Corp.*	2,892,330

		12,433,837

Canadian Energy — 1.1%
93,000	EnCana Corp.	3,681,870

Chemical–Diversified — 0.2%
11,700	Eastman Chemical Co.	645,255

Coal — 3.9%
55,000	Arch Coal, Inc.	2,995,850
55,000	CONSOL Energy, Inc.	2,946,900
100,150	Joy Global, Inc.	3,364,038
66,400	Peabody Energy Corp.	3,455,456

		12,762,244

Computer & Peripherals — 2.7%
84,700	Dell, Inc.*	3,346,497
62,000	MICROS Systems, Inc.*	2,774,500
146,000	Seagate Technology	2,562,300

		8,683,297

Computer Software & Services — 6.6%
92,700	Anteon International Corp.*	4,228,974
79,000	Autodesk, Inc.	2,715,230
70,000	Cognizant Technology Solutions Corp., Class “A”*	3,299,100
71,400	Fiserv, Inc.*	3,066,630
58,000	Mercury Interactive Corp.*	2,224,880
200,000	Oracle Corp.*	2,640,000
240,900	Western Digital Corp.*	3,232,878

		21,407,692

Drug — 2.4%
79,000	Celgene Corp.*	3,220,830
67,300	Cephalon, Inc.*	2,679,213
60,000	Teva Pharmaceutical Industries Ltd.	1,868,400

		7,768,443

E-Commerce — 0.9%
117,000	WebEx Communications, Inc.*	3,089,970

Educational Services — 0.9%
76,000	Bright Horizons Family Solutions, Inc.*	3,094,720

Electrical Equipment — 0.8%
135,000	Corning, Inc.*	2,243,700
19,200	Thomas & Betts Corp.*	542,208

		2,785,908

Electrical Utility — East — 1.1%
117,900	Jabil Circuit, Inc.*	3,623,067

Grocery — 0.9%
26,000	Whole Foods Market, Inc.	3,075,800

Healthcare Information Systems — 2.0%
50,000	Cerner Corp.*	3,398,500
319,600	WebMD Corp.*	3,282,292

		6,680,792

Shares		Value

Homebuilding — 9.7%
72,000	Beazer Homes USA, Inc.	$4,114,800
102,266	D.R. Horton, Inc.	3,846,224
62,300	Hovnanian Enterprises, Inc., Class “A”*	4,061,960
56,600	KB Home	4,314,618
45,200	Pulte Homes, Inc.	3,808,100
45,600	Ryland Group, Inc. (The)	3,459,672
42,300	Standard Pacific Corp.	3,720,285
43,700	Toll Brothers, Inc.*	4,437,735

		31,763,394

Hotel/Gaming — 2.0%
86,400	MGM MIRAGE*	3,419,712
45,700	Station Casinos, Inc.	3,034,480

		6,454,192

Information Services — 2.9%
91,300	Advisory Board Co. (The)*	4,449,962
57,000	Equifax, Inc.	2,035,470
39,000	Getty Images, Inc.*	2,896,140

		9,381,572

Internet — 1.8%
87,500	CheckFree Corp.*	2,980,250
87,000	Yahoo!, Inc.*	3,014,550

		5,994,800

Machinery — 0.9%
265,000	Columbus McKinnon Corp.*	2,903,075

Medical Services — 6.2%
46,000	Aetna, Inc.	3,809,720
98,900	Community Health Systems, Inc.*	3,737,431
60,000	HCA, Inc.	3,400,200
64,000	LCA-Vision, Inc.	3,101,440
54,200	Triad Hospitals, Inc.*	2,961,488
60,000	UnitedHealth Group, Inc.	3,128,400

		20,138,679

Medical Supplies — 5.1%
68,300	Affymetrix, Inc.*	3,683,419
27,000	Alcon, Inc.	2,952,450
49,000	ResMed, Inc.*	3,233,510
82,000	Respironics, Inc.*	2,961,020
88,200	SurModics, Inc.*	3,825,234

		16,655,633

Metal Fabricating — 1.1%
76,700	Lone Star Technologies, Inc.*	3,489,850

Metals & Mining — Diversified — 1.0%
97,100	Teck Cominco Ltd. Class “B”	3,270,687

Natural Gas — Diversified — 3.7%
73,600	EOG Resources, Inc.	4,180,480
92,000	Southwestern Energy Co.*	4,322,160
102,266	XTO Energy, Inc.	3,476,021

		11,978,661

Oilfield Services/Equipment — 1.0%
60,100	Cal Dive International, Inc.*	3,147,437

Petroleum–Integrated — 0.6%
26,344	Kerr-McGee Corp.	2,010,311

Petroleum–Producing — 0.7%
30,000	Noble Energy, Inc.	2,269,500

See notes to financial statements.

3

■	Value Line Centurion Fund, Inc.

Schedule of Investments

June 30, 2005 (Unaudited)

Shares		Value

Pharmacy — 3.5%
67,400	Express Scripts, Inc.*	$3,368,652
91,700	Longs Drug Stores Corp.	3,947,685
85,700	Walgreen Co.	3,941,343

		11,257,680

Railroad — 1.0%
80,000	CSX Corp.	3,412,800

Restaurant — 2.3%
114,400	Darden Restaurants, Inc.	3,772,912
60,000	Panera Bread Co. Class “A”*	3,725,100

		7,498,012

Retail Automotive — 2.3%
66,000	Advance Auto Parts, Inc.*	4,260,300
104,000	O’Reilly Automotive, Inc.*	3,100,240

		7,360,540

Retail Building Supply — 1.2%
54,800	Building Materials Holding Corp.	3,797,092

Retail–Special Lines — 7.3%
57,900	Abercrombie & Fitch Co. Class “A”	3,977,730
137,400	American Eagle Outfitters, Inc.	4,211,310
74,000	Chico’s FAS, Inc.*	2,536,720
88,000	Coach, Inc.*	2,954,160
87,750	Men’s Wearhouse, Inc. (The)*	3,021,233
69,000	Michaels Stores, Inc.	2,854,530
73,300	Urban Outfitters, Inc.*	4,155,377

		23,711,060

Retail Store — 2.1%
67,300	J.C. Penney Company, Inc.	3,538,634
50,000	Nordstrom, Inc.	3,398,500

		6,937,134

Securities Brokerage — 2.2%
10,000	Chicago Mercantile Exchange Holdings, Inc.	2,955,000
41,700	Legg Mason, Inc.	4,341,387

		7,296,387

Semiconductor — 1.8%
120,000	NVIDIA Corp.*	3,206,400
118,000	Photronics, Inc.*	2,754,120

		5,960,520

Telecommunications Equipment — 3.8%
139,000	ADC Telecommunications, Inc.*	3,026,030
154,000	Cisco Systems, Inc.*	2,942,940
115,000	Juniper Networks, Inc.*	2,895,700
88,300	Marvell Technology Group Ltd.*	3,358,932

		12,223,602

Toiletries/Cosmetics — 1.0%
75,000	Chattem, Inc.*	3,105,000

Trucking — 1.6%
150,000	Goodyear Tire & Rubber Co. (The)*	2,235,000
132,000	Swift Transportation Company, Inc.*	3,074,280

		5,309,280

Shares		Value

Wireless Networking — 2.2%
106,300	Itron, Inc.*	$4,749,484
236,000	Powerwave Technologies, Inc.*	2,411,920

		7,161,404

Total Common Stocks and Total Investment Securities — 97.3% (Cost $280,418,360)		$317,579,409

Repurchase Agreements — 3.1% (including accrued interest)
Principal Amount		Value
$5,500,000	Collateralized by $4,168,000 U.S. Treasury Bonds, 6.625%, due 2/15/27, with a value of $5,734,987 (with UBS Warburg LLC, 2.75%, dated 6/30/05, due 7/1/05, delivery value $5,500,420)	$5,500,420
4,500,000	Collateralized by $4,595,000 U.S. Treasury Notes, 1.875%, due 1/31/06, with a value of $4,624,956 (with Morgan Stanley, 2.80%, dated 6/30/05, due 7/1/05, delivery value $4,500,350)	4,500,350

	Total Repurchase Agreements (Cost $10,000,770)	10,000,770

Excess of Liabilities Over Cash and Other Assets — (–0.4%)		(1,305,189)

Net Assets — 100.0%		$326,274,990

Net Asset Value Per Outstanding Share ($326,274,990 ÷ 15,957,677 shares outstanding)		$20.45

*	Non-income producing.

See notes to financial statements.

4

■	Value Line Centurion Fund, Inc.

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investment securities, at value (cost $280,418,360)	$317,579,409
Repurchase agreements (cost $10,000,770)	10,000,770
Cash	37,523
Receivable for securities sold	7,978,437
Dividends receivable	114,512
Prepaid insurance expense	16,072
Receivable for capital shares sold	11,930
Other assets	2,314

Total Assets	335,740,967

LIABILITIES
Payable for securities purchased	9,017,342
Payable for capital shares repurchased	165,512
Accrued expenses:
Advisory fee	134,108
Service and distribution plan fees	107,286
Other	41,729

Total Liabilities	9,465,977

Net Assets	$326,274,990

NET ASSETS CONSIST OF
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 15,957,677 shares)	$15,957,677
Additional paid-in capital	242,648,291
Undistributed net investment loss	(676,978)
Accumulated net realized gain on investments	31,184,331
Net unrealized appreciation of investments	37,161,669

Net Assets	$326,274,990

Net Asset Value Per Outstanding Share ($326,274,990 ÷ 15,957,677 shares outstanding)	$20.45

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends (Net of foreign tax of $8,214)	$687,838
Interest	193,007

Total Income	880,845

Expenses
Advisory fee	815,958
Service and distribution plan fees	652,767
Auditing and legal fees	32,580
Custodian fees	25,942
Insurance	19,910
Directors’ fees and expenses	11,765
Other	5,973

Total Expenses Before Custody Credits	1,564,895
Less: Custody Credits	(1,507)

Net Expenses	1,563,388

Net Investment Loss	(682,543)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain	197,774
Change in net unrealized appreciation	3,074,772

Net Realized Gain and Change in Net Unrealized Appreciation on Investments	3,272,546

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,590,003

See notes to financial statements.

5

■	Value Line Centurion Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations:
Net investment loss	$(682,543)	$(914,246)
Net realized gain on investments	197,774	52,024,708
Change in net unrealized appreciation	3,074,772	(14,245,468)

Net Increase in Net Assets from Operations	2,590,003	36,864,994

Capital Share Transactions:
Proceeds from sale of shares	3,639,453	10,476,991
Cost of shares repurchased	(30,363,123)	(52,368,057)

Net decrease from capital share transactions	(26,723,670)	(41,891,066)

Total Decrease in Net Assets	(24,133,667)	(5,026,072)

NET ASSETS:

Beginning of period	350,408,657	355,434,729

End of period	$326,274,990	$350,408,657

Undistributed net investment income (loss), at end of period	$(676,978)	$5,565

See notes to financial statements.

6

■	Value Line Centurion Fund, Inc.

Notes to Financial Statements

June 30, 2005 (Unaudited)

1.	Significant Accounting Policies

Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by the Value Line Investment Survey, one of the nation’s major investment advisory services.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)  Security Valuation

Securities listed on a securities exchange are valued at the closing sales price on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B)  Repurchase Agreements

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D)  Dividends and Distributions

It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(E)  Investments

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(F)  Representations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7

■	Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

2.	Capital Share Transactions, Dividends and Distributions

Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Shares sold	183,419	562,185
Shares repurchased	(1,538,538)	(2,832,967)

Net decrease	(1,355,119)	(2,270,782)

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Six Months Ended June 30, 2005 (Unaudited)
PURCHASES:
Investment Securities	$366,041,952

SALES:
Investment Securities	$387,648,390

4.	Income Taxes

At June 30, 2005, information on the tax components of capital is as follows: (Unaudited)

Cost of investments for tax purposes	$290,419,130

Gross tax unrealized appreciation	$41,503,027
Gross tax unrealized depreciation	(4,341,978)

Net tax unrealized appreciation on investments	$37,161,049

5.	Investment Advisory Contract, Management Fees and Transactions with Interested Parties

An advisory fee of $815,958 was paid or payable to Value Line, Inc. (the “Adviser”), the Fund’s investment adviser, for the six months ended June 30, 2005. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended June 30, 2005, fees amounting to $652,767 were paid or payable to the Distributor under this plan.

For the six months ended June 30, 2005, the Fund’s expenses were reduced by $1,507 under a custody credit arrangement with the Custodian.

8

■	Value Line Centurion Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2005 (Unaudited)		Years Ended December 31,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$20.24		$18.15	$15.19	$19.71	$27.25	$36.09

Income from investment operations:
Net investment income	(.04)		(.05)	(.03)	(.01)	.05	.04
Net gains (losses) on securities (both realized and unrealized)	.25		2.14	2.99	(4.51)	(4.48)	(3.69)

Total from investment operations	.21		2.09	2.96	(4.52)	(4.43)	(3.65)

Less distributions:
Dividends from net investment income	—		—	—	—	(.04)	(.03)
Distributions from net realized gains	—		—	—	—	(3.00)	(5.16)
Tax return of capital	—		—	—	—	(.07)	—

Total distributions	—		—	—	—	(3.11)	(5.19)

Net asset value, end of period	$20.45		$20.24	$18.15	$15.19	$19.71	$27.25

Total return**	1.04	%+	11.51%	19.49%	(22.93)%	(16.35)%	(12.47)%

Ratios/supplemental data:
Net assets, end of period (in thousands)	$326,275		$350,409	$355,435	$338,651	$523,803	$733,303
Ratio of expenses to average net assets (1)	.96	%*	.95%	.99%	.76%	.59%	.59%
Ratio of net investment income (loss) to average net assets	(.42	)%*	(.27)%	(.19)%	(.06)%	.20%	.12%
Portfolio turnover rate	116	%+	187%	129%	126%	141%	76%

**	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.
(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.
+	Not annualized
*	Annualized

See notes to financial statements.

9

■	Value Line Centurion Fund, Inc.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

10

Value Line Centurion Fund, Inc.

Factors Considered by the Independent Directors in Approving the Agreement (Unaudited)

The Investment Company Act of 1940 requires that the Fund’s Agreement be approved annually by both the Board of Directors (collectively “the Directors”) and a majority of the Directors who are not affiliated with Value Line, Inc. the Fund’s investment adviser (“Value Line”) (the “Independent Directors”) voting separately. The Directors have determined that the terms of the Fund’s investment advisory agreement (the “Agreement”) are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings specifically addressed to renewal of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund’s shares, (v) the allocation of the Fund’s brokerage, and (vi) the record of compliance with the Fund’s investment policies and restrictions and with the Fund’s Code of Ethics, and the structure and responsibilities of Value Line’s compliance department.

As part of the review of the Agreement, the Independent Directors requested and Value Line provided additional information in order to evaluate the quality of Value Line’s services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by an independent evaluation service (the “Peer Group”), (2) expense ratios for the Fund and the Peer Group, (3) the investment performance for the Fund and its Peer Group, (4) Value Line’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, and (5) investment management staffing, (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Directors determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund’s investment objective and regulatory requirements. The Directors also reviewed the Fund’s investment performance, as well as the Fund’s performance compared to both the performance of a peer group and the results of an index. The Fund outperformed its Peer Group for the one-year and five-year periods ended December 31, 2004. Although the Fund underperformed its Peer Group for the three-year and 10-year periods ended December 31, 2004, the Directors concluded that the Fund’s overall performance supported the continuation of the Agreement.

Value Line’s Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund and the Fund’s investment objective and discipline. The Independent Directors also engaged in discussions with senior management of Value Line responsible for investment operations. The Directors concluded that Value Line has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided to shareholders of the Fund. The Directors also considered the nature and extent of the other services provided by Value Line’s affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Directors concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

Management Fee and Expenses. The Directors considered Value Line’s fee under the Agreement relative to the management fees charged by the Peer Group. The Fund’s management fee and total expenses for the most recent fiscal year were lower than the average fees and expense ratios of the Peer Group, and the Directors concluded that the Adviser’s fee was reasonable in light of the services and expertise provided to the Fund by the Adviser’s management team and the Adviser’s proprietary ranking system.

Profitability. The Directors considered the level of Value Line’s profits with respect to the management of the Fund. This consideration included a review of Value Line’s methodology in allocating certain of its costs to the management of each Fund. The

11

Value Line Centurion Fund, Inc.

Factors Considered by the Independent Directors in Approving the Agreement (Unaudited)

Directors concluded that Value Line’s profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to Value Line. The Directors also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund’s shareholders for services provided by Value Line and affiliates.

Conclusion. The Directors, in light of Value Line’s overall performance, considered it appropriate to continue to retain the management services of Value Line. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Directors concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.

12

Item 2. Code of Ethics

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services

N/A

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ JEAN B. BUTTNER
Jean B. Buttner, President

Date:    September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JEAN B. BUTTNER
Jean B. Buttner, President Principal Executive Officer

By:	/S/ DAVID T. HENIGSON
David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:    September 6, 2005